Derivatives - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative [Line Items]
Percentage of debt hedged by interest rate derivatives	73.00%	13.00%
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	$ 5.0	$ 1.6
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ 13.9	$ 2.4
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative [Line Items]
Number of interest rate derivatives held | instrument			2
Derivative, notional amount			$ 2,101.0
Derivative, fixed interest rate			0.42%
Derivative, variable interest rate, reference rate in excess of			4.75%
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount			$ 1,101.0
Derivative, fixed interest rate			3.40%